EARNINGS PER SHARE (Narrative) (Detail) - shares shares in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Convertible Debt Securities [Member]
Earnings Per Share [Line Items]
Anti-dilutive Securities excluded from calculation of earnings per share	400,000